UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2021

Date of reporting period: 09/30/2021

ITEM 1.                 REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Timber Point Global Allocations Fund (the “Global Fund”) and Timber Point Alternative Income Fund (the “Income Fund”), each a series of the 360 Funds (the “registrant”), for the year ended September 30, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended, is filed herewith.

Timber Point Global Allocations Fund Institutional Class Shares (Ticker Symbol: CGHIX) Timber Point Alternative Income Fund Institutional Class Shares (Ticker Symbol: AIIFX) Series of the 360 Funds

ANNUAL REPORT

September 30, 2021

Investment Adviser:

Timber Point Capital Management LLC

555 Pleasantville Road, Suite N202

Briarcliff Manor, NY 10510

1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Timber Point Funds’ shareholder reports are no longer being sent by mail unless you specifically requested paper copies of the reports from a Timber Point Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are being made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Timber Point Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Timber Point Funds complex/your financial intermediary.

Timber Point Capital Management

Letter to Shareholders

Fiscal Year Ended September 30, 2021

The fiscal year ended September 30, 2021 proved to be a period of generally strong investment returns across most risk sectors of the global investment marketplace, despite an economy which still was contending with the lingering effects of the COVID-19 crisis. Extraordinary policy stimulus, both fiscal and monetary, continued to support markets. As the economy recovered sharply from its spring 2020 COVID lows, so did corporate earnings which further buoyed equities. Fixed income markets generally underperformed for the period. An improving economy and rising inflationary pressures drove interest rates higher causing negative returns across most high-grade fixed income investments.

The Timber Point Global Allocations Fund (the “Global Fund” or “CGHIX”) and the Timber Point Alternative Income Fund (the “Income Fund” or “AIIFX”) are designed as liquid alternative investment funds with the goal of providing both diversification and return benefits relative to traditional asset classes. Both funds employ a macro-economic oriented, multi- asset investing approach as well as a risk management framework designed to provide diversification and avoid significant drawdowns and impairment.

Specifically, the Global Fund uses a directional, global multi-asset strategy investing across global equities, debt, commodities, currencies, and market hedging tools. CGHIX seeks superior risk-adjusted returns with a targeted 5-year net return of 6.00% over T-Bills while maintaining moderate levels of total portfolio volatility.

The Income Fund utilizes a fixed income diversification strategy which seeks higher yields and returns by allocating to non-traditional sectors of the bond market, particularly sectors where interest rate risk is not the primary source of return. AIIFX targets a 5-year net return of 1.50% over the Bloomberg Barclays Aggregate Bond Index while maintaining low levels of portfolio volatility.

For the one-year period ended September 30, 2021, both funds posted strong absolute results which exceeded their respective return targets. Returns were also strong on a risk adjusted basis as the portfolios did not meaningfully change their risk profiles in order to chase returns. Each Fund’s performance during the year as compared to its benchmarks was as follows:

	4q 2020	1q 2021	2q 2021	3q 2021	Year ended 9/30/21

Strategies v Appropriate Benchmarks *
CGHIX	11.9	3.1	2.0	-3.8	13.2
S&P 500® Total Return Index	12.2	6.2	8.5	0.6	30.0
Bloomberg Barclays U.S. Aggregate Bond Index	0.7	-3.4	1.8	0.1	-0.9

AIIFX	3.7	-0.7	2.4	-0.1	5.3
Bloomberg Barclays Global Aggregate Bond Index	3.3	-4.5	1.3	-0.9	-0.9
HFRX Absolute Return Index	2.2	0.6	2.1	-0.7	4.1

In as much as the CGHIX outperformed its targeted return, it did underperform pure equity benchmarks, which should be expected. The strategy is designed as multi-asset class which intends to diversify away from pure equity risk. Equity risk, however, did drive a good portion of the portfolio’s returns over the period, particularly investments in US small cap equities and other special situation companies. Specialty small caps such as FAT Brands, Tattooed Chef and Nano Dimensions provided meaningful excess returns which helped the portfolio, particularly over the first six months of the fiscal year. Over the next six months as the Delta variant of the COVID virus threatened another shock to the economy, small caps sold off which negatively impacted the Global Fund, particularly in the June to September period. Beyond a subset of individual companies, the Global Fund allocates to a wide range of exchange-traded funds (“ETFs”) to get both global broad market exposure as well as to invest in more unique sectors. The Global Fund held regional banks, insurance, water infrastructure and agribusiness ETFs, which generally helped returns. The Global Fund also held Chinese investments both in individual companies and through an ETF, both of which hurt performance.

The Global Fund generally underweighted most interest rate and fixed income exposure over the period as the return profile for fixed income was unattractive. In lieu of fixed income, the Global Fund maintained high allocations to cash to offset equity exposure and to dampen portfolio volatility.

The Global Fund did maintain modest allocations to commodities due to concerns over inflation and a generally attractive environment for hard assets.

Over the year, the Global Fund has reduced its position in private funds as returns in those investments were subpar and not worthy of reduced liquidity and transparency.

CGHIX Holdings as of September 30 2021

Asset Class	Sector	% of Portfolio
Equity		60.8
	Communication Services	1.7
	Consumer Cyclical	2.0
	Consumer Staples	1.0
	Energy	0.7
	Financials	2.1
	Industrials	0.8
	Information Technology	0.7
	Equity Mutual Funds	2.8
	Equity ETFs	49.0

Commodities		4.7
	Commodity ETFs	4.7

Fixed Income		10.0
	Fixed Income Mutual Funds	10.0

Cash		24.5

The Income Fund performed very well over the one-year period ended September 30 2021. The Income Fund’s strategy is designed to diversify a portfolio away from pure interest rate risk and provide a differentiated return pattern from traditional fixed income. Over the period the Income Fund met its objective as traditional bonds posted negative returns and AIIFX posted a strong positive return. Given the improving economy and favorable credit conditions, the Income Fund overweighted corporate credit both in individual securities as well as through ETFs and Closed Ended Funds. All of these investments proved beneficial to portfolio returns. Despite a generally, negative environment for interest rates and government bonds, the Income Fund did own a tactical investment in a long-term treasury ETF which posted a strong return. Interest rates peaked in March 2021 and the consensus opinion was that rates would continue to rise. Yet, given concerns over the Delta variant, economic expectations diminished, and interest rates fell sharply from March through September, falling nearly 0.50%, benefiting long term bonds. The portfolio did also own a modest percentage of equities, specifically positions which both provide income and further hedge against bond market risks, such as regional banks. These investments were also additive to the Income Fund’s performance.  A small allocation to commodities rounded out the portfolio.

AIIFX Holdings as of September 30 2021

Asset Class	Sector	% of Portfolio
Fixed Income		87.9
	Corporate Bond Holdings	46.9
	Fixed Income ETFs	41.0

Equity		2.9
	Equity ETFs	2.9

Commodities		2.9
	Commodity ETFs	2.9

Cash		6.3

Thank you for your confidence in Timber Point Capital Management and we look forward to working with you in the future.

Sincerely,

David Cleary

President and Chief Investment Officer

* The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

Timber Point Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Global Allocations Fund

September 30, 2021 (Unaudited)

Returns as of September 30, 2021	One year ended September 30, 2021	Five years ended September 30, 2021	Commencement of Operations through September 30, 2021*
Timber Point Global Allocations Fund
Institutional Class	13.20%	5.85%	3.20%
S&P 500® Total Return Index	30.00%	16.89%	14.73%
Bloomberg Barclays U.S. Aggregate Bond Index	(0.90)%	2.94%	2.88%

* The Timber Point Global Allocations Fund Institutional Class shares commenced operations on April 10, 2013.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graphs depict the performance of the Timber Point Global Allocations Fund versus the S&P 500® Total Return Index (“S&P 500”) and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”). The S&P 500 is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Index returns assume reinvestment of dividends. The Barclays Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage passthrough securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate, nonconvertible and taxable. Investors may not invest in any index directly; unlike the Timber Point Global Allocations Fund’s returns, an Index does not reflect any fees or expenses. The Fund will generally not invest in all the securities comprising each index.

Timber Point Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Global Allocations Fund

September 30, 2021 (Unaudited)

The investment objective of the Timber Point Global Allocations Fund (the “Global Fund”) is to seek income with long-term growth of capital as a secondary objective.

The Global Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments. The Global Fund will invest primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Global Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Global Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”).

The Global Fund will invest directly or indirectly in derivatives for both hedging purposes and to increase returns. The Global Fund will invest in derivatives including equity, total return, and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts. Timber Point Capital Management LLC (the “Adviser”) will execute a portion of the Global Fund’s strategy by investing in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Global Fund, when viewed on a consolidated basis.

The Global Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Global Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Global Fund’s investment exposure. The Global Fund may purchase or sell options for hedging purposes. The Global Fund will not engage in naked put writing and the value of any options will be less than the Global Fund’s net assets.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	51.81%
Mutual Funds	12.37%
Common Stock	6.67%
Preferred Stock	1.09%
Warrants	0.92%
Mortgage Backed Securities	0.01%
Asset Backed Securities	0.01%
Put Options Written	(0.11)%
Other, Cash and Cash Equivalents	27.23%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Global Fund as of September 30, 2021 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Consolidated Schedule of Investments.

Timber Point Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Alternative Income Fund

September 30, 2021 (Unaudited)

Returns as of September 30, 2021	One year ended September 30, 2021	Five years ended September 30, 2021	Commencement of Operations through September 30, 2021*
Timber Point Alternative Income Fund Institutional Class	5.30%	1.54%	0.75%
Bloomberg Barclays Global Aggregate Bond Index	(0.91)%	1.99%	1.93%
HFRX Absolute Return Index	4.10%	2.27%	2.04%

* Commencement of operations returns assume an inception date of January 13, 2012, the actual inception date of the Fund. The Timber Point Alternative Income Fund Institutional Class shares commenced operations on February 12, 2019. Performance information prior to February 12, 2019 represents the performance of the Crow Point Alternative Income Fund Investor Class shares. Effective May 29, 2020, Investor Class shares were exchanged for Institutional Class shares.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Timber Point Alternative Income Fund versus the Bloomberg Barclays Global Aggregate Bond Index (the “Barclays Global Index”) and the HFRX Absolute Return Index (the “HFRX Index”). The Barclays Global Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The HFRX Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Index returns assume reinvestment of dividends. Investors may not invest in any Index directly; unlike the Timber Point Alternative Income Fund’s returns, an Index does not reflect any fees or expenses.

Timber Point Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Alternative Income Fund

September 30, 2021 (Unaudited)

The investment objective of the Timber Point Alternative Income Fund (the “Income Fund”) is to seek to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Fund’s primary benchmark.

The Income Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Income Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Income Fund may invest in debt securities of any maturity and any quality, including below-investment grade debt (also known as “junk bonds”).

The Income Fund may also invest in equity securities including those of private funds, such as hedge funds and private equity funds, exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Income Fund’s net assets. The Income Fund may invest in equity securities of any market capitalization. The Income Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Exchange-Traded Funds	46.84%
Corporate Bonds	46.27%
Preferred Stock	0.65%
Mortgage Backed Securities	0.07%
Asset Backed Securities	0.03%
Put Options Written	(0.03)%
Other, Cash and Cash Equivalents	6.17%
100.00%

The percentages in the above table are based on the portfolio holdings of the Income Fund as of September 30, 2021 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

COMMON STOCK - 6.67%	Shares	Value

Aerospace & Defense - 0.25%
Boeing Co. (a)	400	$87,976

Banks - 0.46%
JPMorgan Chase & Co.	1,000	163,690

Commercial Services - 0.28%
PayPal Holdings, Inc. (a)	380	98,880

Computers - 0.42%
Apple, Inc.	1,050	148,575

Diversified Financial Services - 0.25%
Visa, Inc. - Class A	400	89,100

Healthcare - Products - 0.35%
Medtronic PLC - Ireland	975	122,216

Holding Companies - Diversified - 0.14%
Power & Digital Infrastructure Acquisition Corp. - Class A (a)	5,000	50,550

Internet - 1.65%
Alibaba Group Holding Ltd. - ADR - China (a)	1,800	266,490
Baidu, Inc. - ADR - China (a)	2,050	315,187
		581,677
Machinery - Diversified - 0.53%
Urban-Gro, Inc. (a)	14,000	186,060

Oil & Gas - 0.66%
Pioneer Natural Resources Co.	1,400	233,114

Pharmaceuticals - 0.35%
Inhibikase Therapeutics, Inc. (a)	65,000	123,500

Real Estate - 0.67%
Harbor Custom Development, Inc. (a)	100,000	235,000

Retail - 0.41%
Starbucks Corp.	1,300	143,403

Software - 0.25%
Oracle Corp.	1,000	87,130

TOTAL COMMON STOCK (Cost $2,585,216)		2,350,871

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

PREFERRED STOCK - 1.09%	Shares	Value

Real Estate - 0.42%
Harbor Custom Development, Inc. - Series A, 8.00%	7,500	$147,750

Retail - 0.67%
Fat Brands, Inc. - Series B, 8.25%	10,000	234,500

TOTAL PREFERRED STOCK (Cost $436,775)		382,250

EXCHANGE-TRADED FUNDS - 51.81%

Commodity Funds - 4.49%
iShares Gold Trust (a)	16,000	534,560
iShares Silver Trust (a)	6,000	123,120
KraneShares Global Carbon ETF (a)	22,500	924,525
		1,582,205
Equity Funds - 47.32%
Direxion Daily S&P 500 Bull 3X	5,000	534,900
Invesco Water Resources ETF	5,800	317,376
iShares China Large-Cap ETF	4,000	155,720
iShares Core MSCI Emerging Markets ETF	14,880	918,989
iShares Core MSCI Europe ETF	33,900	1,900,434
iShares Core MSCI Pacific ETF	17,600	1,178,496
iShares Core S&P Mid-Cap ETF (b)	9,100	2,393,937
iShares Core S&P 500 ETF (b)	15,000	6,462,300
iShares Core S&P Small-Cap ETF	5,480	598,361
iShares MSCI Canada ETF	10,000	363,000
iShares MSCI Frontier and Select EM ETF	15,000	508,650
iShares Russell 2000 ETF (b)	3,200	700,000
SPDR S&P Regional Banking ETF	4,000	271,000
SPDR S&P Insurance ETF	5,000	188,900
VanEck Vectors Agribusiness ETF	2,000	182,480
		16,674,543

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,790,260)		18,256,748

MUTUAL FUNDS - 12.37%

Asset Allocation Fund - 9.63%
Timber Point Alternative Income Fund - Institutional Class (d)	396,397	3,393,156

Equity Fund - 2.74%
LS Opportunity Fund - Institutional Class	58,754	967,099

TOTAL MUTUAL FUNDS (Cost $4,154,044)		4,360,255

WARRANTS - 0.92%
FAT Brands, Inc., $5.00, 06/30/2025 (a)	50,000	312,500
Harbor Custom Development, Inc., $5.00, 06/10/2026 (a)	22,500	13,498

TOTAL WARRANTS (Cost $725)		325,998

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

BONDS & NOTES - 0.02%	Principal Amount	Value

Asset Backed Securities - 0.01%
Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 (b) (e) (f)	$1,358	$1,401
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	101	108

Total Asset Backed Securities (Cost $1,459)		1,509

Mortgage Backed Securities - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	1,519	1,507
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.165%, 09/25/2036 (b) (e)	6,928	2,800

Total Mortgage Backed Securities (Cost $4,691)		4,307

TOTAL BONDS & NOTES (Cost $6,150)		5,816

SHORT-TERM INVESTMENT - 23.59%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 0.03% (c)	8,312,087	8,312,087

TOTAL SHORT-TERM INVESTMENT (Cost $8,312,087)		8,312,087

TOTAL INVESTMENTS (Cost $34,285,257) - 96.47%		33,994,025

OPTIONS WRITTEN (Premiums Received $31,331) - (0.11)%		(38,625)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.64%		1,283,289

NET ASSETS - 100%		$35,238,689

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at September 30, 2021 is subject to change and resets daily.

(d) Affiliated investment company. See Note 6.

(e) Variable rate security - Interest rate shown represents the rate on September 30, 2021.

(f) Principal payments are still being received, not yet matured.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
September 30, 2021	ANNUAL REPORT

OPTIONS WRITTEN - (0.11%)
		Notional	Exercise
PUT OPTIONS WRITTEN - (0.11)%	Contracts [1]	Amount	Price	Expiration	Value

Direxion Daily S&P 500 Bull 3X	75	$712,500	$95.00	11/19/2021	$38,625

TOTAL PUT OPTIONS WRITTEN (Premiums Received $31,331)					38,625

TOTAL OPTIONS WRITTEN (Premiums Received $31,331)					$38,625

1 Each option contract is equivalent to 100 shares of the underlying exchange-traded fund. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

PREFERRED STOCK - 0.65%	Shares	Value

Banks - 0.65%
State Street Corp. - Series D, 5.90%	2,000	$56,540
Truist Financial Corp. - Series O, 5.25%	2,000	55,920

TOTAL PREFERRED STOCK (Cost $110,140)		112,460

EXCHANGE-TRADED FUNDS - 46.84%

Commodity Funds - 2.85%
iShares Gold Trust (a)	5,000	167,050
iShares Silver Trust (a)	3,000	61,560
KraneShares Global Carbon ETF (a)	6,500	267,085
		495,695
Debt Funds - 41.09%
Invesco Preferred ETF	15,000	225,450
iShares Broad USD High Yield Corporate Bond ETF (b)	25,000	1,037,500
iShares Core U.S. Aggregate Bond ETF (b)	37,500	4,306,125
SPDR Bloomberg Barclays High Yield Bond ETF (b)	10,000	1,093,600
VanEck Vectors Fallen Angel High Yield Bond ETF (b)	15,000	495,750
		7,158,425
Equity Funds - 2.90%
Direxion Daily S&P 500 Bull 3X	1,000	106,980
iShares Select Dividend ETF	2,000	229,440
SPDR S&P Regional Banking ETF	2,500	169,375
		505,795

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,887,168)		8,159,915

BONDS & NOTES - 46.37%	Principal Amount

Asset Backed Securities - 0.03%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 4.966%, due 12/25/2033 (d)	$387	469
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (d) (f)	4,074	4,202
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	158	160
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	10	10
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	168	181

Total Asset Backed Securities (Cost $4,792)		5,022

Corporate Bonds - 46.27%

Aerospace & Defense - 1.79%
Boeing Co., 2.196%, due 02/04/2026	100,000	100,869
Embraer Netherlands Finance BV, 5.050%, due 06/15/2025	200,000	210,500
		311,369
Airlines - 3.75%
American Airlines 2014-1 Class B Pass Through Trust, 4.375%, due 10/01/2022	42,877	42,933
Continental Airlines 2007-1 Class B Pass Through Trust, 6.903%, due 10/19/2023	25,063	25,258
Delta Air Lines, Inc., 3.625%, due 03/15/2022	250,000	252,217
United Airlines Holding, Inc., 4.875%, due 01/15/2025	325,000	333,125
		653,533
Auto Manufacturers - 1.87%
Ford Motor Co., 8.500%, due 04/21/2023	100,000	109,994
Ford Motor Credit Co LLC, 4.542%, due 08/01/2026	200,000	215,666
		325,660

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

BONDS & NOTES - 46.37% (continued)	Principal Amount	Value

Corporate Bonds - 46.27% (continued)

Banks - 11.13%
BAC Capital Trust XIV, 4.000%, due 02/16/2051 (d)	$150,000	$150,000
Bank of America Corp., 5.875%, due 09/15/2058 (d)	139,000	158,703
Bank of Montreal - Canada, 4.800%, due 02/25/2050 (d)	150,000	158,438
BNP Paribas SA - France, 4.625%, due 02/25/2051 (d) (e)	250,000	255,312
JPMorgan Chase & Co., 4.000%, due 10/30/2069 (d)	183,000	183,778
JPMorgan Chase & Co., 3.599%, due 04/01/2050 (d)	265,000	266,450
M&T Bank Corp., 5.125%, due 05/01/2057 (d)	100,000	110,175
Mellon Capital IV, 4.000%, due 06/19/2051 (d)	250,000	250,008
USB Capital IX, 3.500%, due 04/15/2042 (d)	150,000	147,985
Wells Fargo & Co., 3.900%, due 03/15/2051 (d)	250,000	257,812
		1,938,661
Chemicals - 1.79%
Olin Corp., 5.500%, due 08/15/2022	200,000	207,250
Olin Corp., 5.125%, due 09/15/2027	100,000	103,875
		311,125
Computers - 1.48%
EMC Corp., 3.375%, due 06/01/2023	250,000	258,125

Diversified Financial Services - 2.53%
Charles Schwab Corp., 4.000%, due 03/01/2051 (d)	250,000	257,115
Oppenheimer Holdings Inc., 5.500%, due 10/01/2025	176,000	183,480
		440,595
Food - 0.56%
TreeHouse Foods, Inc., 4.000%, due 09/01/2028	100,000	97,867

Healthcare - Products - 0.71%
Hill-Rom Holdings, Inc., 7.000%, due 02/25/2024	114,000	123,071

Healthcare - Services - 0.60%
Tenet Healthcare Corp., 4.625%, due 07/15/2024	102,000	103,530

Insurance - 1.89%
Radian Group, Inc., 4.500%, due 10/01/2024	50,000	53,312
Radian Group, Inc., 6.625%, due 03/15/2025	75,000	83,719
ProAssurance Corp., 5.300%, due 11/15/2023	80,000	85,591
Unum Group, 4.000%, due 03/15/2024	100,000	107,160
		329,782
Investment Companies - 1.56%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.750%, due 09/15/2024	45,000	46,800
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.250%, due 05/15/2026	125,000	130,625
FS KKR Capital Corp., 2.625%, due 01/15/2027	95,000	95,187
		272,612
Iron & Steel - 1.42%
ArcelorMittal SA - Luxembourg, 3.600%, due 07/16/2024	150,000	159,258
United States Steel Corp., 6.250%, due 03/15/2026	86,000	88,769
		248,027
Lodging - 0.49%
Hyatt Hotels Corp., 1.80%, due 10/01/2024	65,000	65,138
Marriott International, Inc., 5.750%, due 05/01/2025	18,000	20,578
		85,716
Media - 0.87%
AMC Networks, Inc., 5.000%, due 04/01/2024	100,000	101,125
Univision Communications, Inc., 5.125%, due 02/15/2025 (e)	50,000	50,750
		151,875
Miscellaneous Manufacturing - 1.21%
Hillenbrand, Inc., 5.750%, due 06/15/2025	200,000	210,500

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

BONDS & NOTES - 46.37% (continued)	Principal Amount	Value

Corporate Bonds - 46.27% (continued)

Oil & Gas - 4.98%
Anadarko Petroleum Corp., 5.550%, due 03/15/2026	$100,000	$106,617
Antero Resources Corp., 5.000%, due 03/01/2025	100,000	102,425
Apache Corp., 3.250%, due 04/15/2022	45,000	45,113
Apache Corp., 5.350%, due 07/01/2049	50,000	55,535
Apache Corp., 4.625%, due 11/15/2025	75,000	80,916
Continental Resources, Inc., 4.500%, due 04/15/2023	150,000	155,438
Devon Energy Corp., 5.250%, due 09/15/2024 ( e)	50,000	55,375
Murphy Oil, 6.375%, due 07/15/2028	100,000	105,750
Ovintiv Exploration, Inc., 5.375%, due 01/01/2026	50,000	56,513
Petroleos Mexicanos - Mexico, 4.625%, due 09/21/2023	100,000	103,950
		867,632
Packaging & Containers - 0.56%
Ball Corp., 2.875%, due 08/15/2030	100,000	97,062

Pipelines - 1.00%
EQM Midstream Partners LP, 4.750%, due 07/15/2023	68,000	71,012
Rockies Express Pipeline LLC, 3.600%, due 05/15/2025 (e)	100,000	103,250
		174,262
REITS - 3.65%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/2024	200,000	217,500
iStar, Inc., 5.500%, due 02/15/2026	275,000	287,375
Starwood Property Trust, Inc., 4.750%, due 03/15/2025	125,000	131,562
		636,437
Retail - 1.55%
QVC, Inc., 4.850%, due 04/01/2024	250,000	270,000

Telecommunications - 0.88%
Lumen Technologies, Inc., 5.800%, due 03/15/2022	100,000	101,900
T-Mobile USA, Inc., 2.250%, due 02/15/2026	50,000	50,563
		152,463

Total Corporate Bonds (Cost $7,940,779)		8,059,904

Mortgage Backed Securities - 0.07%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	4,558	4,521
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.165%, due 09/25/2036 (d)	20,784	8,399

Total Mortgage Backed Securities (Cost $14,002)		12,920

TOTAL BONDS & NOTES (Cost $7,959,573)		8,077,846

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021	ANNUAL REPORT

SHORT-TERM INVESTMENT - 6.33%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 0.03% (c)	1,102,346	$1,102,346

TOTAL SHORT-TERM INVESTMENT (Cost $1,102,346)		1,102,346

TOTAL INVESTMENTS (Cost $17,059,227) - 100.19%		$17,452,567

OPTIONS WRITTEN (Proceeds $4,177) - (0.03%)		(5,150)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.16)%		(28,055)

NET ASSETS - 100%		$17,419,362

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at September 30, 2021, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on September 30, 2021.

(e) Security exempted from registration under Rule 144A of the Securities Act of  1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.  At September 30, 2021, the aggregate value of such securities amounted to $464,687 and the value amounts to 2.67% of the net assets of the Income Fund.

(f) Principal payments are still being received, not yet matured.

BV - besloten vennootschap (Belgian equivalent of private limited company)

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

REITS - Real Estate Investment Trusts

SA - Société Anonyme (French equivalent of public limited company)

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
September 30, 2021	ANNUAL REPORT

OPTIONS WRITTEN - (0.03%)

PUT OPTIONS WRITTEN - (0.03%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Direxion Daily S&P 500 Bull 3X	10	$95,000	$95	11/19/2021	$5,150
TOTAL PUT OPTIONS WRITTEN (Premiums Received $4,177)					5,150

TOTAL OPTIONS WRITTEN (Premiums Received $4,177)					$5,150

1 Each option contract is equivalent to 100 shares of the underlying exchange-traded fund. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2021	ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$31,131,214	$17,059,227
Affiliated Securities at Cost	3,154,043	—
Total Securities at Cost	34,285,257	17,059,227
Unaffiliated Securities at Value	30,600,869	17,452,567
Affiliated Securities at Value	3,393,156	—
Cash	10,126	—
Deposits at broker:
For options written - Goldman Sachs & Co. LLC	447,434	98,081
For derivatives - Deutsche Bank AG	25,000	—
Due from adviser	—	4,695
Receivables:
Interest	223	77,797
Dividends	2,650	—
Investment securities sold	1,352,577	401,032
Fund shares sold	26,527	58
Prepaid expenses and other assets	10,182	4,600
Total assets	35,868,744	18,038,830

Liabilities:
Options written:
Premiums received from options written	31,331	4,177
Total proceeds and premiums from options written	31,331	4,177
Options written at value	38,625	5,150
Total options written at value	38,625	5,150
Payables:
Investment securities purchased	542,940	573,584
Fund shares redeemed	7,053	18,516
Due to adviser	14,788	—
Due to administrator	13,031	9,050
Accrued expenses	13,618	13,168
Total liabilities	630,055	619,468
Net Assets	$35,238,689	$17,419,362

Sources of Net Assets:
Paid-in capital	$37,437,936	$18,786,845
Total accumulated losses	(2,199,247)	(1,367,483)
Total Net Assets	$35,238,689	$17,419,362

Institutional Class Shares:
Net assets	$35,238,689	$17,419,362
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,436,780	2,034,314
Net Asset Value, Offering and Redemption Price Per Share	$10.25	$8.56

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF OPERATIONS

September 30, 2021	ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund

	For the	For the
	Year Ended	Year Ended
	September 30, 2021	September 30, 2021

Investment income:
Dividends	$375,933	$318,935
Dividends from affiliated funds	65,173	—
Interest	1,840	352,176
Total investment income	442,946	671,111

Expenses:
Management fees (Note 7)	346,310	144,298
Accounting and transfer agent fees and expenses	150,786	94,318
Trustee fees and expenses	20,695	20,095
Reports to shareholders	18,846	15,336
Custodian fees	18,033	9,239
Legal fees	17,884	14,887
Registration and filing fees	17,510	10,319
Non-12b-1 shareholder servicing expense	16,195	8,218
Audit fees	15,700	15,700
Interest expense	15,459	2,169
Dividends on securities sold short	13,166	3,687
Compliance officer fees	12,430	10,625
Miscellaneous	11,682	12,032
Pricing fees	9,429	32,228
Insurance	4,306	2,100
Total expenses	688,431	395,251
Less:
Fees waived by Adviser (Note 7)	(54,989)	(86,431)
Fees waived by Adviser for affiliated holdings (Note 7)	(27,176)	—
Net expenses	606,266	308,820

Net investment income (loss)	(163,320)	362,291

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	6,595,857	548,484
Affiliated Investments	84,531	(4,121)
Foreign currency transactions	(782)	—
Options written	162,528	11,369
Securities sold short	(187,252)	(105,060)
Swaps	(710,107)	—
Net realized gain on investments, options written, securities sold short and swaps	5,944,775	450,672

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(1,727,119)	102,685
Affiliated Investments	564,583	(7,624)
Options written	(10,747)	(973)
Securities sold short	(120,865)	(4,893)
Swaps	469,601	—
Net change in unrealized appreciation (depreciation) on investments, options written, securities sold short and swaps	(824,547)	89,195

Net gain on investments, options written, securities sold short and swaps	5,120,228	539,867

Net increase in net assets resulting from operations	$4,956,908	$902,158

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Timber Point Global Allocations Fund (a)

	For the	For the
	Year Ended	Year Ended
	September 30, 2021	September 30, 2020

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(163,320)	$74,652
Net realized gain (loss) from investments, options written, securities sold short and swaps	5,944,775	(729,633)
Net change in unrealized appreciation (depreciation) on investments, foreign security transactions, options written, securities sold short and swaps	(824,547)	234,920
Net increase (decrease) in net assets resulting from operations	4,956,908	(420,061)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	(1,988)
Total distributable earnings - Institutional Class	(228,929)	(233,930)
Total distributions	(228,929)	(235,918)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	—	3,000
Institutional Class	15,295,970	9,074,503
Net asset value of shares issued in exchange (b):
Institutional Class	—	318,796
Net asset value of shares issued from merger (Note 9):
Institutional Class	—	17,507,109
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	1,294
Institutional Class	171,370	81,267
Payments for shares redeemed:
Investor Class	—	(222,798)
Institutional Class	(23,544,713)	(10,540,218)
Net asset value of shares exchanged (b):
Investor Class	—	(318,796)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(8,077,373)	15,904,157

Increase (decrease) in net assets	(3,349,394)	15,248,178

Net Assets:
Beginning of year	38,588,083	23,339,905

End of year	$35,238,689	$38,588,083

Capital share activity:
Investor Class:
Shares Sold	—	393
Shares Reinvested	—	137
Shares Redeemed	—	(25,196)
Shares Exchanged (b)	—	(36,812)
Net decrease in shares of beneficial interest outstanding	—	(61,478)
Institutional Class:
Shares Sold	1,475,741	1,018,730
Shares from Exchange (b)	—	36,601
Shares from Merger (Note 9)	—	1,894,709
Shares Reinvested	17,001	8,573
Shares Redeemed	(2,289,692)	(1,244,968)
Net increase (decrease) in shares of beneficial interest outstanding	(796,950)	1,713,645

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

(b) Effective May 29, 2020, Investor Shares were exchanged into the Institutional Shares.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the	For the
	Year Ended	Year Ended
	September 30, 2021	September 30, 2020

Increase (decrease) in net assets from:
Operations:
Net investment income	$362,291	$245,544
Net realized gain (loss) from investments, options written and securities sold short	450,672	(822,698)
Net change in unrealized appreciation on investments, options written and securities sold short	89,195	231,062
Net increase (decrease) in net assets resulting from operations	902,158	(346,092)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	(184,308)
Total distributable earnings - Institutional Class	(404,052)	(622)
Total distributions	(404,052)	(184,930)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	—	11,484,070
Institutional Class	3,088,467	1,483,397
Net asset value of shares issued in exchange (a):
Institutional Class	—	16,361,514
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	74,499
Institutional Class	312,593	622
Payments for shares redeemed:
Investor Class	—	(6,064,298)
Institutional Class	(3,281,015)	(1,561,659)
Net asset value of shares exchanged (a):
Investor Class	—	(16,361,514)
Increase in net assets from transactions in shares of beneficial interest	120,045	5,416,631

Increase in net assets	618,151	4,885,609

Net Assets:
Beginning of year	16,801,211	11,915,602
End of year	$17,419,362	$16,801,211

Capital share activity:
Investor Class:
Shares Sold	—	1,380,096
Shares Reinvested	—	8,693
Shares Redeemed	—	(752,791)
Shares Exchanged (a)	—	(2,027,449)
Net decrease in shares of beneficial interest outstanding	—	(1,391,451)
Institutional Class:
Shares Sold	366,143	177,437
Shares from Exchange (a)	—	2,022,437
Shares Reinvested	37,125	73
Shares Redeemed	(388,641)	(185,296)
Net increase in shares of beneficial interest outstanding	14,627	2,014,651

(a) Effective May 29, 2020, Investor Shares were exchanged into the Institutional Shares.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the	For the		For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Period Ended		Year Ended	Year Ended
	9/30/2021 (b)	September 30, 2020 (b)		September 30, 2019		September 30, 2018 (a)		May 31, 2018	May 31, 2017

Net Asset Value, Beginning of Year/Period	$9.11	$9.04		$9.28		$8.89		$8.39	$8.26

Investment Operations:
Net investment income (loss) (1)	(0.04)	0.03		0.09		0.03		0.10	0.36
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	1.24	0.13	(10)	(0.25)		0.36		0.49	0.11
Total from investment operations	1.20	0.16		(0.16)		0.39		0.59	0.47

Distributions:
From net investment income	(0.06)	(0.09)		(0.08)		—		(0.10)	(0.22)
From return of capital	—	—		—		—		—	(0.12)
Total distributions	(0.06)	(0.09)		(0.08)		—		(0.10)	(0.34)

Paid in capital from redemption fees	—	—		—		0.00	(8)	0.01	0.00	(8)

Net Asset Value, End of Year/Period	$10.25	$9.11		9.04		$9.28		$8.89	$8.39

Total Return (2)	13.20%	1.73	%(9)	(1.68	)%(9)	4.39	%(5)	7.22%	5.82	%(7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$35,239	$38,588		22,789		$16,428		$9,926	$3,583

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	1.79%	2.23%		2.41%		2.69	%(6)	3.55%	3.75%
After fees waived and expenses reimbursed	1.58%	1.46%		1.32%		1.07	%(6)	1.14%	1.05%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	1.72%	2.13%		2.32%		2.54	%(6)	3.41%	3.75%
After fees waived and expenses reimbursed	1.50%	1.36%		1.23%		0.92	%(6)	1.00%	1.05%

Ratios of net investment income (loss) to average net assets (3) (4)	(0.42)%	0.31%		1.01%		0.96	%(6)	1.16%	4.36%

Portfolio turnover rate	374%	385%		176%		73	%(5)	324%	101%

(a)	Represents the period from June 1, 2018 through September 30, 2018
(b)	Amounts for the years ended September 30, 2020 and September 30, 2021 are consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	As a result of a trade error, the Timber Point Global Allocation Fund (formerly the Crow Point Global Tactical Allocation Fund) experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(10)	The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020, does not accord with the amounts in the Consolidated Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Timber Point Alternative Income Fund
	Institutional Class
	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	September 30, 2021	September 30, 2020		September 30, 2019 (a)

Net Asset Value, Beginning of Year/Period	$8.32	$8.54		$8.30

Investment Operations:
Net investment income (1)	0.18	0.09		0.07
Net realized and unrealized gain (loss) on investments, options written and securities sold short	0.26	(0.19)		0.17	(8)
Total from investment operations	0.44	(0.10)		0.24

Distributions:
From net investment income	(0.20)	(0.12)		—
Total distributions	(0.20)	(0.12)		—

Net Asset Value, End of Year/Period	$8.56	$8.32		$8.54

Total Return (2)	5.30%	(1.17	)%(7)	2.89	%(5) (7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$17,419	$16,801		$43

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.28%	2.97%		3.29	%(6)
After fees waived and expenses reimbursed	1.78%	2.04%		2.11	%(6)

Ratios of expenses to average net assets (excluding dividends and interest) (3):
Before fees waived and expenses reimbursed	2.25%	2.79%		3.18	%(6)
After fees waived and expenses reimbursed	1.75%	1.86%		2.00	%(6)

Ratios of net investment income to average net assets (3) (4)	2.09%	1.11%		1.42	%(6)

Portfolio turnover rate	194%	287%		169	%(5)

(a)	The Timber Point Alternative Income Fund (formerly the Crow Point Alternative Income Fund) Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	The amount of net realized and unrealized gain on investment per share for the period, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

1.            ORGANIZATION

The Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Income Fund’s investment objective is to seek to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)           Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)           Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.   If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)            Wholly Owned Subsidiary – The Global Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Global Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Timber Point Capital Management LLC (the “Adviser”) and acts as an investment vehicle in order to effect certain investments consistent with the Global Fund’s investment objectives and policies specified in the Global Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. As of September 30, 2021, total net assets of the Global Fund were $35,223,189 of which $165,595, or approximately 0.47%, represented the Global Fund’s ownership of the shares of the Subsidiary.

f)            Swap Agreements - The Funds may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Funds’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Funds’ portfolio.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Whether the Funds’ use of swap agreements enhances the Funds’ total return will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds’ adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

g)           Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the year ended September 30, 2021, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the year ended September 30, 2021, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the period ended September 30, 2018 and the years ended September 30, 2019 through September 30, 2021 for the Global Fund; and the years ended September 30, 2019 through September 30, 2021 for the Income Fund, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

h)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

i)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. There were no reclassifications necessary during the year ended September 30, 2021.

j)            Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

3.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, mutual funds and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

3.	SECURITIES VALUATIONS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issues or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2021.

Global Fund: Financial Instruments – Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$2,350,871	$—	$—	$2,350,871
Preferred Stock (1)	382,250	—	—	382,250
Exchange-Traded Funds (1)	18,256,748	—	—	18,256,748
Mutual Funds (1)	4,360,255	—	—	4,360,255
Warrants	325,998	—	—	325,998
Asset Backed Securities	—	1,509	—	1,509
Mortgage Backed Securities	—	4,307	—	4,307
Short-Term Investment	8,312,087	—	—	8,312,087
Total Assets	$33,988,209	$5,816	$—	$33,994,025

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

3.	SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities Classification	Level 1	Level 2	Level3	Totals
Put Options Written	$38,625	$—	$—	$38,625
Total Liabilities	$38,625	$—	$—	$38,625

(1) For a detailed break-out of common stock, preferred stock, ETFs and mutual funds by industry or asset class, please refer to the Consolidated Schedule of Investments.

Income Fund: Financial Instruments – Assets Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$112,460	$—	$—	$112,460
Exchange-Traded Funds (1)	8,159,915	—	—	8,159,915
Asset Backed Securities	—	5,022	—	5,022
Corporate Bonds (1)	—	8,059,904	—	8,059,904
Mortgage Backed Securities	—	12,920	—	12,920
Short-Term Investment	1,102,346	—	—	1,102,346
Total Assets	$9,374,721	$8,077,846	$—	$17,452,567

Financial Instruments – Liabilities Classification	Level 1	Level 2	Level 3	Totals
Put Options Written	$5,150	$—	$—	$5,150
Total Liabilities	$5,150	$—	$—	$5,150

(1) For a detailed break-out of common stock, preferred stock, ETFs and corporate bonds by industry or asset class, please refer to the Schedule of Investments.

The Funds did not hold any level 3 securities during the period.

4.	DERIVATIVES TRANSACTIONS

As of September 30, 2021 portfolio securities valued at $2,743,687 and $3,279,945 were held in escrow by the custodian as collateral for options written by the Global Fund and Income Fund, respectively.

As of September 30, 2021, CPAS Fund Ltd., the wholly owned subsidiary of the Global Fund, had cash of $25,000 being held at the broker as collateral for swap investments.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

4.	DERIVATIVES TRANSACTIONS (continued)

As of September 30, 2021, the location on the Consolidated Statement of Assets and Liabilities for the Global Fund and Statement of Assets and Liabilities for the Income Fund for financial derivative instrument fair values is as follows:

Global Fund:
Liabilities	Location	Market Value
Put options written *	Options written, at value	$38,625
Total Liabilities		$38,625

Income Fund:
Liabilities	Location	Market Value
Put options written *	Options written, at value	$5,150
Total Liabilities		$5,150

*    All put options written by the Funds contained equity exposure.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the year ended September 30, 2021 are recorded in the following locations in the Consolidated Statement of Operations for the Global Fund and the Statement of Operations for the Income Fund:

Global Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Basket **
Put options written	Options written	$(10,747)	$—
Swaps	Swaps	—	469,601
		$(10,747)	$469,601

Net realized gain (loss) on:	Location	Equity Contracts	Basket **
Call options purchased	Unaffiliated Investments	$70,606	$—
Put options purchased	Unaffiliated Investments	(143,074)	—
Call options written	Options written	136,056	—
Put options written	Options written	26,472	—
Swaps	Swaps	—	(710,107)
		$90,060	$(710,107)

** Swaps contained investments that had “Basket” exposure. The Baskets offered exposure to over-the-counter foreign exchange and currency option transactions and to exchange-traded futures and options related to commodities, metals, financial instruments, currencies, interest rates or indices.

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options written	Options written	$(973)
		$(973)

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

4.            DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$7,579
Put options purchased	Unaffiliated Investments	(7,264)
Call options written	Options written	5,634
Put options written	Options written	5,735
		$11,684

The following tables indicate the average volume for the period:

Global Fund	Average Notional Value
Call Options Purchased	$600,000
Put Options Purchased	1,306,923
Call Options Written	(723,615)
Put Options Written	(214,731)
Swaps	19,230,769

Income Fund	Average Notional Value
Call Options Purchased	$15,385
Put Options Purchased	225,654
Call Options Written	(18,846)
Put Options Written	(92,500)

5.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2021, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
Global Fund	$103,243,725	$115,631,514
Income Fund	31,504,613	32,051,785

There were no U.S. Government securities purchased or sold during the year by the Global Fund. The cost of purchases and proceeds from sales of U.S. Government securities during the year ended September 30, 2021 by the Income Fund were $168,366 and $558,264, respectively.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at September 30, 2021, are noted in the Global Fund’s Consolidated Schedule of Investments. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. The ACA Master L.P. (“ACA”) was considered an affiliate because the Global Fund held greater than 5% of the value of ACA during the year ended September 30, 2021. The K-20 Partners Fund, LP (“K20”) was considered an affiliate because the Global Fund and Income Fund held greater than 5% of the value of K20 during the year ended September 30, 2021. As of September 30, 2021, the Income Fund is the only remaining affiliated fund of the Global Fund. The Income Fund was not invested in any affiliated funds at September 30, 2021.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

6.	INVESTMENTS IN AFFILIATED COMPANIES (continued)

Transactions with affiliated companies during the year ended September 30, 2021 were as follows:

Global Fund:	Value as of September 30, 2020	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases		Sales	Value as of September 30, 2021	Income received
Income Fund	$2,737,066	$—	$92,585	$563,505	(1)	$—	$3,393,156	$65,173
ACA	3,934,405	96,519	521,653	—		(4,552,577)	—	—
K20	290,863	(11,988)	(49,655)	—		(229,220)	—	—
Total	$6,962,334	$84,531	$564,583	$563,505		$(4,781,797)	$3,393,156	$65,173

(1) Includes $38,505 of dividends reinvested.

Income Fund:	Value as of September 30, 2020	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2021	Income received
K20	$52,525	$(4,121)	$(7,624)	$—	$(40,780)	$—	$—
Total	$52,525	$(4,121)	$(7,624)	$—	$(40,780)	$—	$—

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectuses and Statements of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreements with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

	Management Fee Rates
Global Fund	0.90%
Income Fund	0.80	%*

* Effective December 1, 2020, the management fee rate for the Income Fund was decreased to 0.80% from 1.00%.

For the year ended September 30, 2021, the Adviser earned management fees as follows:

Management Fees
Global Fund	$346,310
Income Fund	144,298

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2022. Effective December 1, 2020, the expense limit was raised from 1.43% to 1.60% for the Global Fund, and lowered from 2.00% to 1.70% for the Income Fund. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board.

For the year ended September 30, 2021, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$54,989	$—
Income Fund	86,431	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the year ended September 30, 2021, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$27,176

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expenses limits in place at the time of the waiver or reimbursement and the recoupment. Expense waivers and reimbursements made by the Former Adviser are also subject to possible recoupment by the Adviser under the same terms. As of September 30, 2021, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	181,052	September 30, 2022
Global Fund	169,994	September 30, 2023
Global Fund	54,989	September 30, 2024
Income Fund	123,012	September 30, 2022
Income Fund	121,629	September 30, 2023
Income Fund	86,431	September 30, 2024

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the year ended September 30, 2021, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$150,786
Income Fund	94,318

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the year ended September 30, 2021, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$12,430
Income Fund	10,625

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$228,929	$—
Income Fund	404,052	—

The tax character of distributions during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$235,918	$—
Income Fund	184,930	—

The tax character of distributable earnings (deficit) at September 30, 2021, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$2	$(211,729)	$(1,508,928)	$—	$(478,592)	$(2,199,247)
Income Fund	254,588	—	(1,958,171)	(8,855)	344,955	(1,367,483)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and and adjustments for partnerships. In addition, the amount listed under other book/tax differences for the Income Fund is primarily attributable to unamortized organizational expense.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2021, the Funds deferred capital and ordinary losses as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
Global Fund	$—	$211,729
Income Fund	—	—

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$1,334,584	$174,344	$1,508,928
Income Fund	1,958,171	—	1,958,171

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns and partnerships, resulted in reclassifications for the year ended September 30, 2021, as follows:

	Paid-in Capital	Total Accumulated Losses
Global Fund	$(1,093,081)	$1,093,081
Income Fund	—	—

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2021, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$34,433,992	$949,313	$(1,427,905)	$(478,592)
Income Fund	17,102,462	456,090	(111,135)	344,955

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

9.	MERGER OF TIMBER POINT ALTERNATIVES FUND WITH THE GLOBAL FUND

Effective as of the close of business August 21, 2020, pursuant to a Plan of Reorganization (the “Reorganization”), the Global Fund received all the assets and liabilities of the Timber Point Alternatives Fund (the “Transferring Fund”). Institutional Class shares of the Transferring Fund were exchanged for Institutional Class shares of the Global Fund. 2,334,625 shares of the Transferring Fund, valued at $7.50 per share, were exchanged for 1,894,709 Institutional Class shares of the Global Fund valued at $9.24 per share. Each Institutional Class share of the Transferring Fund was exchanged for 0.812 Institutional Class shares of the Global Fund. The Transferring Fund’s net assets on the date of the reorganization of $17,507,109, including $172,173 of unrealized depreciation, were combined with those of the Global Fund. The combined net assets immediately after the acquisition amounted to $38,928,726 with 4,211,903 shares outstanding. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Global Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America.

10.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2021

11.	RECENT AND SUBSEQUENT EVENTS

Effective October 15, 2021, each Fund’s non-fundamental investment objective has changed. At a meeting on July 27, 2021, the Board approved the changes based on the recommendation of the Adviser. The changes better reflect each Fund’s strategy and there is no change to each Fund’s principal investment strategy as a result of the change to the Funds’ investment objectives. The new investment objective of the Global Fund is to seek superior risk adjusted total returns by investing across a wide variety of global assets. The new investment objective of the Income Fund is to seek superior risk adjusted returns by investing in income oriented securities.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

12.	NOVEL CORONAVIRUS PANDEMIC

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 began in China in December 2019 and continues today. The spread of the coronavirus resulted in travel and border restrictions, quarantines, curfews, and restrictions on large gatherings. Government measures to limit the spread of the virus include enhanced health screenings at ports of entry and elsewhere and prolonged quarantines for many people. Despite these measures, the virus’ spread resulted in a large number of deaths, disrupted global healthcare systems and supply chains. As a result, 2020 and early 2021 caused lower consumer demand for a wide range of products and services and general concern and uncertainty. While governments took unprecedented action to limit disruptions to the financial system, global financial markets experienced significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. Since early 2021, the widespread distribution of vaccines helped stabilize some financial markets and reopen some economies, and significant government stimulus mitigated economic damages to the global economy. But the spread of COVID-19 adversely affected the economies of many nations and the entire global economy, in general. Still, global markets are concerned over the pace of economic recovery globally, the potential for inflation because of the government stimulus, and further disruption due to the emergence of highly contagious COVID-19 variants, such as the “delta” and other variants. At this time, the Fund cannot determine the full extent of the impact of COVID-19 and its variants on the Fund’s performance, which will depend on future developments, including the duration and the continued spread of the outbreak.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Timber Point Global Allocations Fund

and Timber Point Alternative Income Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities of Timber Point Global Allocations Fund and Timber Point Alternative Income Fund, each a series of shares of beneficial interest in 360 Funds (the “Funds” ), including the consolidated (where noted) schedules of investments, as of September 30, 2021, and the related consolidated (where noted) statements of operations for the year then ended, the consolidated (where noted) statements of changes in net assets for each of the years in the two-year period then ended, the consolidated (where noted) financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the consolidated (where noted) financial position of the Funds as of September 30, 2021, and the results of their consolidated (where noted) operations for the year then ended, the consolidated (where noted) changes in their net assets for each of the years in the two-year period then ended and their consolidated (where noted) financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented

Timber Point Global Allocations Fund	For each of the years in the three-year period ended September 30, 2021, the period from June 1, 2018 through September 30, 2018 and each of the years in the two-year period ended May 31, 2018

Timber Point Alternative Income Fund	For each of the years in the two-year period ended September 30, 2021 and the period from February 12, 2019 (commencement of operations) through September 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

December 10, 2021

Timber Point Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed forms may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund paid $228,929 of ordinary income during the year ended September 30, 2021. The Income Fund paid $404,052 of ordinary income distributions during the year ended September 30, 2021.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2022 to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their own tax advisors.

Timber Point Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	M3Sixty Funds Trust (2 portfolios) (2015 – present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Six	M3Sixty Funds Trust (2 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Timber Point Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020); Chief Legal Officer, Manning & Napier, Inc. (2000–2018).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (2017-2018); Assistant Treasurer, M3Sixty Funds Trust (2017-Present; Assistant Treasurer, WP Funds Trust (2017-2021); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Bo J. Howell YOB: 1981	Assistant Secretary	Since 2020	Shareholder, Strauss Troy Co., LPA (2020 - present); CEO, Joot (2018 - present); Partner, Practus LLP (2018 - 2020); Director of Fund Administration, Ultimus Fund Services, LLC (2014-2018).	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)
Steve Roberts YOB: 1953	Anti-Money Laundering Officer	Since 2021	Chief Compliance Officer, Matrix 360 Distributors, LLC (2017-present); Chief Compliance Officer, WP Trust (2018-2021); Compliance Analyst, State Street (2016-2017).	N/A	N/A

Timber Point Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$8,007	None	None	$8,007
Tom M. Wirtshafter	$6,607	None	None	$6,607
Gary W. DiCenzo	$8,007	None	None	$8,007
Steven D. Poppen	$6,607	None	None	$6,607
Thomas J. Schmidt	$8,007	None	None	$8,007
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers six (6) series of shares.

2 Figures are for the year ended September 30, 2021.

Timber Point Funds	ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses and Value of a $1,000 Investment for the period from 04/01/21 through 09/30/21

Global Fund:	Beginning Account Value (04/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2021)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-1.82%)	$1,000.00	1.56%	$981.80	$7.75
Hypothetical 5% Return
Institutional Class	$1,000.00	1.56%	$1,017.20	$7.89

Expenses and Value of a $1,000 Investment for the period from 04/01/21 through 09/30/21

Income Fund:	Beginning Account Value (04/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2021)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+2.27%)	$1,000.00	1.71%	$1,022.70	$8.67
Hypothetical 5% Return
Institutional Class	$1,000.00	1.71%	$1,016.50	$8.64

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Timber Point Funds	ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Total operating expense ratios as stated in the current prospectus dated January 28, 2021 were as follows:
Timber Point Global Allocations Fund Institutional Class, gross of fee waivers or expense reimbursements	2.73%
Timber Point Global Allocations Fund Institutional Class, after waiver and reimbursement*	2.11%
Timber Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	3.01%
Timber Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	2.12%

* Pursuant to an operating expense limitation agreements between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment. Total Gross Operating Expenses during the year ended September 30, 2021 were 1.79% and 2.28% for the Global Fund’s and Income Fund’s Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the year ended September 30, 2021.

Timber Point Funds	ANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have established a liquidity risk management program (the “Liquidity Program”) that is reasonably designed to assess and manage the Funds’ liquidity risk, which generally represents the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests. The Board has appointed M3Sixty Administration, LLC (“M3Sixty”), as the administrator of the Liquidity Program. As administrator, M3Sixty is responsible for overseeing the daily operations of the Liquidity Program, and annually assessing, managing, and reviewing with the Board the liquidity risk of each series in the Trust. M3Sixty works with the Funds’ investment adviser, as necessary, to execute the Liquidity Program and address issues as they arise.

The Liquidity Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the Funds cannot timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and reclassification of its investments into categories that reflect each investment adviser’s assessment of each Fund’s relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the Funds is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on January 27, 2021, M3Sixty presented an annual assessment to the Board that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each Fund’s Highly Liquid Investment Minimum (“HLIM”). The annual assessment included consideration of the following factors, as applicable:

●	the Funds’ investment strategies and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategies are appropriate for open-end funds;
●	the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers;
●	the use of borrowings and derivatives for investment and redemption purposes;
●	short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and
●	holdings of cash and cash equivalents.

For each series in the Trust, the annual assessment incorporated a report related to each Fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of December 1, 2019 through November 30, 2020. The report described the methodology for classifying each Fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of each Fund’s investments assigned to each category. It also explained the methodology for establishing a Fund’s HLIM and noted that the investment adviser reviews the HLIM assigned to each Fund no less frequently than annually.

During the period, M3Sixty noted that the COVID-19 pandemic, especially in the March 2020 through mid-April 2020 timeframe, was the key factor and/or market event that impacted liquidity risk. Other factors included portfolio composition and client base during the period.

During the assessment period, the Board did not approve any material changes to the program.

For the Trust, certain provisions of the Liquidity Program initially became effective on June 1, 2019, and the full Liquidity Program was formally approved by the Board in December 2019. During the period covered by the annual assessment, M3Sixty concluded, and reported to the Board, that the Liquidity Program since its implementation has operated adequately and effectively and is reasonably designed to assess and manage each Fund’s liquidity risk.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management LLC

555 Pleasantville Road

Suite N202

Briarcliff Manor, NY 10510

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.                 CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.                 AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.                 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years ended September 30, 2021 and September 30, 2020 for professional services rendered by the principal accountants for the audit of the Global Fund’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,200 with respect to the fiscal year ended September 30, 2021 and $12,700 with respect to the registrant’s fiscal year ended September 30, 2020.

The aggregate fees billed for each of the last two fiscal years ended September 30, 2021 and September 30, 2020 for professional services rendered by the principal accountants for the audit of the Income Fund’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,700 with respect to the fiscal year ended September 30, 2021 and $$12,700 with respect to the fiscal year ended September 30, 2020.

(b)

Audit-Related Fees.    There were no fees billed during the last two fiscal years for assurances and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years ended September 30, 2021 and September 30, 2020 for professional services rendered by the principal accountant to the Global Fund for tax compliance, tax advice and tax planning were $4,500 with respect to the period ended September 30, 2021 and $3,000 with respect to the period ended September 30, 2020. The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

The aggregate fees billed for each of the last two fiscal years ended September 30, 2021 and September 30, 2020 for professional services rendered by the principal accountant to the Income Fund for tax compliance, tax advice and tax planning were $3,000 with respect to the fiscal year ended September 30, 2021 and $3,000 with respect to the fiscal year ended September 30, 2020. The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

(d)

All Other Fees.  The aggregate fees billed in the last two fiscal years ended September 30, 2021 and September 30, 2020 for the Global Fund and the Income Fund for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for all periods and fiscal years mentioned above.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last two fiscal years ended September 30, 2021 and September 30, 2020 for the Global Fund and the Income Fund are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser during the periods and fiscal years mentioned above.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)          Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)          Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date: December 9, 2021